Share Based Compensation (Details) - USD ($) $ in Thousands				3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 27, 2026	Feb. 10, 2026	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Share Based Compensation [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period	20,638
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross						192,800
Share based payments for advisory services		$ 1,009		$ 1,009
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period	2,978					175,049
RSUs [Member] | Business Combination, Series of Individually Immaterial Business Combinations [Member]
Share Based Compensation [Line Items]
Stock Issued During Period, Shares, Employee Stock Purchase Plans		400,000
2020 Share Option Plan [Member] | Employee Stock Option [Member]
Share Based Compensation [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross			65,797